Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Net gain (loss) on divestitures included net income attributable to equity holder	$ 354	$ (308)
Net gain (loss) on divestitures included net income attributable to equity holder before tax	298	148
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	275	181	$ 112
Net income from investments in associated corporations	70	178	177
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	56	65	93
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	243	753	629
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 13	$ 10	$ 14